Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	BNY Mellon Index Funds, Inc.
Entity Central Index Key	0000857114
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 21, 2022
Document Effective Date	Mar. 01, 2022
Prospectus Date	Mar. 01, 2022
BNY Mellon S&P 500 Index Fund | BNY Mellon S&P 500 Index Fund
Prospectus:
Trading Symbol	PEOPX
BNY Mellon Midcap Index Fund, Inc. | Investor Shares
Prospectus:
Trading Symbol	PESPX
BNY Mellon Midcap Index Fund, Inc. | Class I
Prospectus:
Trading Symbol	DMIDX
BNY Mellon Smallcap Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DISSX
BNY Mellon Smallcap Stock Index Fund | Class I
Prospectus:
Trading Symbol	DISIX
BNY Mellon International Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DIISX
BNY Mellon International Stock Index Fund | Class I
Prospectus:
Trading Symbol	DINIX